Noncurrent Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Noncurrent Assets Held for Sale

	December 31
	2016	2017
	US$	US$
Assets held for sale	3,363	—

	3,363	—